Property, plant and equipment, net (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Property Plant And Equipment Net Details Narrative
Depreciation expenses	$ 812	$ 841	$ 859
Depreciated property, plant and equipment	15,875	15,800
Property, plant and equipment, net leased out	$ 2,714	$ 2,750